Acquisitions of businesses and purchase accounting - Oxygen Plus, Inc. - Asset and Liabilities acquired (Details) - Oxygen Plus - USD ($)	Sep. 30, 2022	Jun. 29, 2021
Acquisition of businesses and purchase accounting
Cash		$ 114,000
Accounts receivable		60,000
Inventory		39,000
Property, equipment, and right of use assets, net		88,000
Goodwill		327,000
Intangible assets		560,000
Accounts payable		(98,000)
Accrued liabilities		(13,000)
Deferred tax liability		(180,000)
Deferred revenue		(12,000)
Loans and Leases		(155,000)
Net assets acquired		730,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 156,000	574,000
Consideration paid or payable		730,000
Goodwill deductible for tax purposes		$ 0